Share Capital and Reserves (Narrative) (Details)	1 Months Ended					12 Months Ended
	Sep. 30, 2018 CAD ($) $ / shares shares	Mar. 31, 2018 CAD ($) shares	Feb. 28, 2018 CAD ($) $ / shares shares	Jul. 31, 2017 CAD ($) shares	Jun. 30, 2017 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of classes of share capital [line items]
Proceeds from common share						$ 48,907,549
Proceeds from Warrants exercise							$ 251,505
Risk-free rate						1.99%	1.53%
Volatility						65.00%	70.00%
Stock option, granted | shares						2,799,256	3,465,140
Weighted average exercise price						$ 0.87	$ 0.92
Stock option, Exercise | shares						2,415,666	2,448,916
Proceeds from Stock options						$ 2,113,632	$ 2,245,788
Fair value of stock options							$ 4,264,487
Stock option, Expired | shares						292,934	105,612
Stock option, Cancelled | shares						(25,000)
Replacement option issued | shares							153,089
Stock option expense						$ 3,227,899	$ 3,136,225
Warrant [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price					$ 1.15
BMG [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares				218,700	9,352,320
Proceeds from common share					$ 24,970,694
Proceeds from Warrants exercise				$ 251,505
Replacement warrants issued | shares				218,700	218,700
Replacement warrants value					$ 332,551
Risk-free rate					0.56%
Forfeiture rate					0.00%
Volatility					52.00%
Fair value of warrants				$ 332,551
Weighted average exercise price					$ 1.67
Fair value of stock options					$ 243,955
Replacement option issued | shares					153,089
Stock Option [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares						2,415,666	2,448,916
Stock option, granted | shares						2,799,256	3,465,140
Weighted average exercise price
Fair value of option
Stock price per option
Stock option, Exercise | shares						2,415,666	2,448,916
Proceeds from Stock options						$ 2,113,632	$ 2,245,788
Fair value of stock options						$ 1,641,078	$ 1,782,269
Stock option, Expired | shares						292,934	105,612
Stock option, Cancelled | shares						25,000
Stock option, Cancelled | shares
Fair value transferred from reserves to deficit						$ 224,306	$ 183,406
Replacement option issued | shares							87,477
Replacement option Expired | shares							65,612
Stock Option One [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares						100,000
Weighted average exercise price						$ 1.96
Fair value of stock options						$ 102,519
Stock Option Two [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares						2,439,256
Weighted average exercise price						$ 2.11
Fair value of stock options						$ 2,599,050
Stock Option Three [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares						100,000
Weighted average exercise price						$ 2.11
Fair value of stock options						$ 105,740
Stock Option Four [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares						160,000
Weighted average exercise price						$ 1.96
Fair value of stock options						156,288
Restricted Share Unit (RSU) [Member]
Disclosure of classes of share capital [line items]
Common Stock reserved for issue | shares							5,000,000
Private Placement [Member]
Disclosure of classes of share capital [line items]
Common share issued | shares	5,230,901		18,626,440
Price per share | $ / shares	$ 2.05		$ 2.05
Proceeds from common share	$ 10,723,347		$ 38,184,202
Net of cash commissions and expenses	$ 466,386		$ 2,623,077
Officers and directors [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | shares		567,110
Option term		The restricted share units issued to officers of the Company vest one-third every year. The directors of the Company, who have been granted restricted share units, have the entitlement to have one-third of the grant vest every year. However, the restricted share units will vest only when the director’s position on the Board has been terminated.
Fair value of stock options		$ 1,196,602
Stock option expense						$ 654,127